LOAN PAYABLE	12 Months Ended
Jun. 30, 2015
Notes to Financial Statements
LOAN PAYABLE

7.	LOAN PAYABLE

During the six months ended December 31, 2015, the Company received $20,000 loan from an unrelated individual. This loan is non-interest bearing and due on demand. On January 13, 2015, the Company issued 280,000 shares of common stock to repay the loan in full. (See Note 11)